Other Payables	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other Payables
16.	Other payables

	December 31, 2019	December 31, 2020
	NT$000	NT$000
Payables to contractors and equipment suppliers	972,770	1,145,359
Employees’ compensation payable	338,356	332,080
Salaries and bonuses payable	741,027	788,720
Pension payable	31,009	15,159
Directors’ remuneration payable	16,918	16,604
Interest payable	889	1,958
Other expense payable	876,067	949,523

	2,977,036	3,249,403